COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 2,645
2018	4,776
2019	4,094
2020	774
2021 and thereafter	181
Operating Leases, Future Minimum Payments Due, Total	$ 12,470